INCOME TAXES - Unrecognized tax benefits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Unrecognized tax benefits
Balance as of December 31, 2019	$ 881,796
Increase related to prior year tax positions	13,281
Decrease related to prior year tax positions	(17,656)
Increase related to current year tax positions	30,675
Balance as of December 31, 2020	908,095
Amount of interest and penalties related to uncertain tax positions	0	$ 0
Total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate	$ 0	$ 0